Net Earnings per Common Share - Summary of Basic and Diluted Net Income Per Share of Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Loss from continuing operations, net of tax	$ (900,233)	$ (568,110)
Net loss from continuing operations, net of tax, attributable to noncontrolling interest	(90,999)	(48,716)
Loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	(809,234)	(519,394)
Deemed dividend on repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock		(77,777)
Basic and diluted loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	(809,234)	(597,171)
Income from discontinued operations, net of tax	0	1,578,426
Net loss from discontinued operations, net of tax, attributable to noncontrolling interest		(141,477)
Net income from discontinued operations, net of tax, attributable to Roivant Sciences Ltd.	0	1,719,903
Basic and diluted income from discontinued operations, net of tax		1,719,903
Basic and diluted net (loss) income attributable to Roivant Sciences	$ (809,234)	$ 1,122,732